Long-term Debt - Term bank loans and credit facilities (Details) - USD ($) $ in Thousands			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	10 Months Ended	11 Months Ended
	Jan. 09, 2015	Jan. 08, 2015	Mar. 15, 2013	Mar. 19, 2015	Jun. 02, 2015	Jun. 30, 2015	Jun. 30, 2014	Jul. 29, 2015	Nov. 14, 2014	Nov. 18, 2014	Jul. 13, 2015	Jul. 10, 2015	May. 29, 2015	May. 26, 2015	Feb. 02, 2015	Jan. 20, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Aggregate available unused amount						$ 0											$ 0
Loan agreements reclassified as current						$ 1,015,834
Weighted Average Interest Rate						5.95%	6.57%
Interest expense and debt amortization cost						$ 153,632	$ 172,178
ABN AMRO Secured Bridge Loan Facility
Debt Instrument [Line Items]
Line of credit facility amount outstanding									$ 200,000
Number of Ocean Rig shares pledged as security	8,000,000			12,500,000					45,129,069	78,301,755
Cash prepayment								$ 15,000			$ 20,000	$ 10,034	$ 50,000	$ 15,000	$ 5,000	$ 10,000
Secured Term Loan facility
Debt Instrument [Line Items]
Line of credit facility amount outstanding								37,325
Amount used for repayment of debt								$ 37,325
$12.5 million Sellers credit
Debt Instrument [Line Items]
Number of Ocean Rig shares pledged as security			1,602,500
Debt Instrument, Face Amount			$ 12,500
Debt Instrument, Convertible, Effective Interest Rate			3.00%
Amount drawn down			$ 12,500
Ocean Rig UDW Inc. | ABN AMRO Secured Bridge Loan Facility
Debt Instrument [Line Items]
Release of shares pledged as collateral					12,500,000
Ocean Rig UDW Inc. | $12.5 million Sellers credit
Debt Instrument [Line Items]
Release of shares pledged as collateral		1,602,500
Petalidi Suezmax tanker
Debt Instrument [Line Items]
Delivery Date						July 16, 2015
Bordeira Suezmax tanker
Debt Instrument [Line Items]
Delivery Date						July 21, 2015
Lipari Suezmax tanker
Debt Instrument [Line Items]
Delivery Date						July 24, 2015
Belmar Aframax tanker
Debt Instrument [Line Items]
Delivery Date						July 27, 2015
Saga Aframax tanker
Debt Instrument [Line Items]
Delivery Date						August 6, 2015
Mareta Aframax tanker
Debt Instrument [Line Items]
Delivery Date						August 7, 2015
Petalidi, Bordeira, Lipari Suezmax tankers and Belmar Aframax tanker | ABN AMRO Secured Bridge Loan Facility
Debt Instrument [Line Items]
Amount used for repayment of debt						$ 115,404
Saga and Mareta Aframax tankers
Debt Instrument [Line Items]
Amount used for repayment of debt						$ 48,246